S000004317 [Member] Annual Fund Operating Expenses - iShares Core S&P Total U.S. Stock Market ETF - iShares Core S&P Total U.S. Stock Market ETF	Mar. 31, 2025	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.03%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The amount rounded to 0.00%.